Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Information about Group’s Segment

The table below provides information about Group’s segment (in thousands):

	For the years ended December 31,
	2025	2024	2023
Revenues	$950	$11,995	$37,333

Less:
Cost of revenues	(356)	(9,327)	(49,014)

Segment gross (loss) profit	594	2,668	(11,681)

Less:
Depreciation and amortization	(699)	(775)	(800)
Amortization of operating lease right-of-use asset	(903)	(2,767)	(2,383)
Changes in fair value of warrant liabilities	(35)	236	212
Change in fair value of convertible notes	(2,626)	—	—
Disposal loss of property and equipment	(1,217)	(37)	—
Lawsuit provision	(1,143)	(22,143)	—
Inventory write-downs	(109)	(890)	(16,107)
Allowance for expected credit losses	(23,691)	(64,411)	(22,766)
Impairment loss	(4,319)	(1,242)	(62,665)
Interests on loans from a third party	(1,831)	(1,751)	(3,578)
Salary expenses	(5,248)	(14,543)	(20,593)
Rental expenses	(1,242)	(3,155)	(4,635)
Share-based compensation expenses	(117,036)	—	(23,338)
Financial expenses on PIPE (see Note 9 for details)	—	(36,137)	(30,000)
Other operating expenses	(266)	(2,248)	(46,631)
Interest expenses, net	(9,802)	(2,691)	(3,248)
Other income (expenses), net	2,006	(22,840)	(18,482)
Segment loss	$(167,567)	$(172,726)	$(266,695)